UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2015

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

II	Western Asset Managed Municipals Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended August 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s final reading for second quarter 2015 GDP growth — released after the reporting period ended — was 3.9%. The upturn was driven by increasing exports, accelerating PCE, declining imports, expanding state and local government spending, and rising nonresidential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By August 2015, unemployment was 5.1%, its lowest level since April 2008.

Western Asset Managed Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the reporting period. At its meeting that concluded on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Finally, at its meeting that ended on September 17, 2015, after the close of the reporting period, the Fed decided to maintain the target between zero and 0.25%.

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.63%. Its low for the period was 0.49% on April 3, 2015 and it peaked at 0.75% on June 10, 2015 and again on July 22, 2015. When the reporting period ended, the yield on the two-year Treasury note was 0.74%. The yield on the ten-year Treasury note began the period at 2.00%. Its low for the period of 1.85% occurred on April 3, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.21%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Due to weakness toward the end of the reporting period, high-yield and investment grade corporate bonds were among the weakest performers over the six months ended August 31, 2015. In contrast, sectors that are generally less sensitive to rising interest rates, such as asset-backed securities, posted positive results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended August 31, 2015, as the Barclays Municipal Bond Indexiv and the Barclays U.S. Aggregate Indexv returned 0.31% and -0.68%, respectively. The municipal market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended August 31, 2015, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned -0.34%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned 0.31% for the same period. The Lipper General & Insured Municipal

IV	Western Asset Managed Municipals Fund

Debt Funds Category Average1 returned -0.13% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[2]	-0.32%
Class A	-0.34%
Class B3	-0.64%
Class C	-0.63%
Class I	-0.29%
Barclays Municipal Bond Index	0.31%
Lipper General & Insured Municipal Debt Funds Category Average[1]	-0.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended August 31, 2015 for Class 1, Class A, Class B, Class C and Class I shares were 3.52%, 3.29%, 2.86%, 2.87% and 3.52%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2015, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.58%, 0.66%, 1.24%, 1.24% and 0.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 264 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2015 and February 28, 2015 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2015 and held for the six months ended August 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-0.32%	$1,000.00	$996.80	0.60%	$3.01	Class 1	5.00%	$1,000.00	$1,022.12	0.60%	$3.05
Class A	-0.34	1,000.00	996.60	0.66	3.31	Class A	5.00	1,000.00	1,021.82	0.66	3.35
Class B	-0.64	1,000.00	993.60	1.26	6.31	Class B	5.00	1,000.00	1,018.80	1.26	6.39
Class C	-0.63	1,000.00	993.70	1.23	6.16	Class C	5.00	1,000.00	1,018.95	1.23	6.24
Class I	-0.29	1,000.00	997.10	0.57	2.86	Class I	5.00	1,000.00	1,022.27	0.57	2.90

2	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

[1]	For the six months ended August 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.1%
Alabama — 2.3%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,060,475
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,288,076
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,969,093
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,731,120
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,953,929
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	2,023,298
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,558,800
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	7,933,032
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,320,140	(a)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	45,677,097	(a)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	17,920,738
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,141,433
Total Alabama				103,577,231
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,590,779
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,287,400
Total Alaska				12,878,179
Arizona — 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,668,438	(b)
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	290,000	298,210	(c)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	13,824,000
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,133
Total Arizona				18,776,781
California — 20.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,632,000
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,972,460
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,517,278
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	9,929,970

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	$6,000,000	$6,541,860
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.270%	4/1/27	40,000,000	39,844,400	(a)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	17,080,650	(b)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	11,066,700	(b)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	48,609,902	(b)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,329,485
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,254,133
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	38,013,700
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,251,584
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,806,884	(e)
Home Mortgage	5.500%	8/1/38	3,555,000	3,671,320
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,345,590
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,392,700
California State, GO	0.964%	12/3/18	14,000,000	14,223,720	(a)(d)
California State, GO	5.000%	8/1/45	13,000,000	14,688,180	(f)
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,662,812
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,735,869
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,172,600
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,106,924
John Muir Health	5.000%	8/15/36	4,305,000	4,459,033
John Muir Health	5.125%	7/1/39	7,280,000	7,950,925
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,449,490
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,322,075
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,446,440
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,229,720
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,788,850
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	7,941,535
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,416,185
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,968,264

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	$2,000,000	$2,272,620
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,404,050
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,259,600
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,674,190
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,239,151
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	72,306,855
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	121,453,448
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,664,718
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	17,122,800
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,261,750	(b)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,420
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,307,920
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,552,037
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,673,235
Senior Lien	5.750%	6/1/48	3,700,000	4,114,289
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,510,919
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,380,083
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,446,160
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,697,270
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,167,734
PFC, Grant	6.000%	7/1/39	29,130,000	32,393,725
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,082,930
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,926,600
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,593,700
Arrowhead Project	5.250%	8/1/26	5,000,000	5,608,300
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,746,777
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,681,422

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	$2,735,000	$3,082,427
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,942,767
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	29,779,464
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,214,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,511,850
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,777,470
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,620,689
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,807,700
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,513,600
Total California				929,616,208
Colorado — 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,301,640
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,447,227
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,132,082
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	7,907,775
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,431,350	(b)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,843,601
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,015,623
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	58,727,250
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,634,400
Total Colorado				107,440,948
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,718,998
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,429,129
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,352,547
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,171,710
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,830,050	(b)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,531,364	517,781
Total Connecticut				35,020,215

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$1,145,000	$1,236,314
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	6,285,000	6,326,292
Total Delaware				7,562,606
District of Columbia — 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,577,840
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,438,650
Total District of Columbia				14,016,490
Florida — 8.6%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	3,475,000	3,479,344
Bradford County, FL, Health Facilities, Santa Fe Healthcare Project	6.050%	11/15/16	285,000	295,622	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,029,000	(b)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,184,000
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	9,950,062
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,061,440
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,495,000
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	33,111,000
Coastal	5.000%	6/1/19	30,000,000	33,820,500
Coastal	5.000%	6/1/20	20,000,000	22,985,800
Citizens Property Insurance Corp., FL, Revenue, Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,371,839
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,708,925
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,170,000	1,175,183
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	90,000	96,002
Florida Housing Finance Corp. Revenue, Homeowner Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/33	350,000	362,534
Florida State Department of Management Services, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,013,070
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	1,400,000	1,411,578	(g)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	548,515
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	2,972,035
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,338,450
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,125,220

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	$6,250,000	$7,200,813
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,250,680
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,176,750
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,123,070
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,652,175
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,116,200	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,985,742	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,535,233
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,224,692
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,573,600
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,263,800
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,747,600
AGC	5.250%	2/1/27	5,500,000	6,142,400
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,404,085
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,745,680
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,072,240
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	6,960,000	6,998,071	(e)(g)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,208,542
Orange County, FL, Tourist Development Tax Revenue, AMBAC	5.000%	10/1/21	2,000,000	2,007,600	(b)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,069,970
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,365,950
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	225,000	225,212	(e)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	980,000	933,822
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	933,837	420,227	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,832,250
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,033,016
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,562,840
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,610,936	(g)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	$1,295,000	$1,502,653	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,918,722
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	532,945
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,140,050
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	350,000	362,411	(c)
Total Florida				396,475,105
Georgia — 4.8%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	60,218,000	(b)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,616,356	(b)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,239,200
NATL, FGIC	5.500%	11/1/19	1,000,000	1,169,570
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,558,400
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,468,260
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	17,859,271
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,156,840
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,737,950
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,266,200
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	668,185
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,281,750
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,997,100
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	6,979,870
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,617,650
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,807,300
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	140,000	155,544
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	585,170
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	529,485
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,956,645

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	$1,000,000	$1,129,240
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,508,210
Total Georgia				220,506,196
Illinois — 4.6%
Chicago, IL, GO	5.500%	1/1/33	12,510,000	11,738,133
Chicago, IL, GO	5.500%	1/1/34	7,000,000	6,539,750
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,117,050
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,273,187
Green Bond	5.000%	12/1/44	30,000,000	33,301,200
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,295,401
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,279,660
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	6,000,000	6,126,600
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	12,225,866
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,607,630	(b)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,310,200
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	33,409,723	(b)
Memorial Health System	5.500%	4/1/39	12,000,000	13,355,040
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	900,000	903,663
Illinois State Finance Authority Revenue, Park Place of Elmhurst	8.000%	5/15/30	4,385,000	2,405,874	(i)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.000%	6/15/50	4,500,000	4,509,135
McCormick Project	5.250%	6/15/50	9,305,000	9,421,871
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	900,000	1,032,066
Total Illinois				208,852,049
Indiana — 1.3%
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,494,720
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,255,400
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,568,200	(e)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,206,650	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	$9,290,000	$10,337,169
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	888,581	37,765	*(h)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	666,767	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,500,000	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	6,013,850	(e)
Total Indiana				62,080,521
Iowa — 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,533,325
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	38,827,283
Total Iowa				58,360,608
Kansas — 0.2%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,968,532
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,383,730
Total Kansas				8,352,262
Kentucky — 0.8%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,441,920
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,228,580
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,641,880
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,330,850
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,965,001
Total Kentucky				35,608,231
Louisiana — 0.6%
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	20,285,280
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,638,100
Total Louisiana				25,923,380
Maryland — 1.3%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,725,280
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,164,125
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,722,540

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	$7,500,000	$9,052,575	(b)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,762,560
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,833,400
Total Maryland				58,260,480
Massachusetts — 2.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	13,259,280
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,027,446
Boston University	5.700%	10/1/40	13,105,000	15,016,626
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,226,830
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,658,535
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,499,530
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,169,280
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,934,520
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,103,030
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,650,060
Suffolk University	5.750%	7/1/39	17,500,000	19,529,300	(b)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,932,033
Massachusetts State, GO	0.500%	2/1/16	13,325,000	13,327,665	(a)
Massachusetts State, GO:
Consolidated Loan	0.470%	9/1/15	18,665,000	18,665,000	(a)
Consolidated Loan	0.540%	9/1/16	4,000,000	4,010,480	(a)
Total Massachusetts				129,009,615
Michigan — 3.7%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,470,470
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,225,418
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	10,820,100
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,534,450
Facilities Program	6.000%	10/15/38	20,500,000	23,258,070
Facilities Program	5.250%	10/15/47	4,100,000	4,566,211
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,510,083	(g)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	$14,000,000	$15,134,700
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	6,884,130
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,004,536
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,985,080	(b)(j)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,752,014
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,630,525
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	4,000,000	4,156,480	(a)(d)
Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,603,514
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	29,096,640	(b)
Total Michigan				171,632,421
Minnesota — 0.5%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,463,602
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,869,415
Total Minnesota				21,333,017
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,704,070
Missouri — 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,321,440
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,236,412	(c)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,063,150
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,088,850	(b)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,630,900
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,150,462
Total Missouri				61,491,214
Nevada — 0.5%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	21,035,385
New Hampshire — 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,515,000	3,681,365

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — continued
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	$2,970,000	$3,099,997
Total New Hampshire				6,781,362
New Jersey — 7.5%
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,027,960
Catholic Health East	4.750%	11/15/29	5,000,000	5,504,200
New Jersey Institute of Technology Revenue	5.000%	7/1/45	3,250,000	3,584,035
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,079,900
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,771,068
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	13,472,030
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	17,435,000	18,222,365	(e)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,488,700	(e)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,011,210
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,677,250	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,614,030	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,073,830	(e)
Refunding	6.875%	1/1/37	13,065,000	13,121,441	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	6,985,000	7,015,944
School Facilities Construction	5.000%	12/15/27	9,230,000	9,566,987
School Facilities Construction	5.000%	3/1/29	10,000,000	10,162,400
School Facilities Construction	5.250%	12/15/33	9,190,000	9,523,689
School Facilities Construction	5.250%	12/15/33	3,310,000	3,797,696	(b)
School Facilities Construction, SIFMA	1.570%	9/1/27	22,065,000	19,564,153	(a)
School Facilities Construction, SIFMA	1.620%	3/1/28	20,000,000	17,721,800	(a)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,488,643	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,414,150
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	8,820,000	9,624,913
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,448,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	44,015,000	47,489,544	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	2,540,000	2,615,336

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System	5.875%	12/15/38	$30,000,000	$32,754,900
New Jersey State Turnpike Authority Revenue	0.640%	1/1/17	11,000,000	10,962,490	(a)(d)
New Jersey State Turnpike Authority Revenue	0.570%	1/1/18	30,000,000	29,677,800	(a)
New Jersey State Turnpike Authority Revenue	0.700%	1/1/18	10,000,000	9,922,200	(a)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,602,720
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,846,429
Total New Jersey				342,848,163
New Mexico — 0.4%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,540,000	2,663,647
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	830,000	856,776	(e)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,332,866	(b)
Total New Mexico				20,853,289
New York — 3.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,960,352
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,200,120
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,713,900
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,406,840
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,217,120
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,645,120
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,669,540
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,037,200
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	9,486,961	(g)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,754,100
New York, NY, GO	5.000%	8/1/22	10,000,000	11,828,100
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	785,000	785,078	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,325,120
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,404,800
Total New York				175,434,351

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	$13,400,000	$14,664,022
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,203,940
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,933,800
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,509,350
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,111,840
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	8,000,000	8,301,440	(e)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,642,085	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,912,960
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,960,665
Total North Carolina				72,240,102
Ohio — 0.6%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,291,941
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,595,000	2,599,438
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	595,000	595,928
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,967,400
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,581,202
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	10,795,470	(a)(d)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	775,000	808,999
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,519,506	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,725,504	(e)
Total Ohio				27,885,388
Oklahoma — 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,354,570	(b)
Oregon — 0.6%
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,703,646
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,117,607
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,912,550

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	$370,000	$372,749	(e)
Total Oregon				28,106,552
Pennsylvania — 3.0%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,770,640
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	17,151,450
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,572,000
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,009,960	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,250,983
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,788,776
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,478,440
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,427,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,000,000	(a)(d)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,774,900
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,201,971
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,132,140
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,161,400
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,052,522
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,345,200
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,258,180
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	8,117,760	(b)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	705,000	793,548	(c)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	2,991,811
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	880,365
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,301,148
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,587,280
Total Pennsylvania				137,047,474
Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	38,455,000	14,805,175
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	8,805,000	3,367,913

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	$4,500,000	$1,676,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,320,000	887,400
Total Puerto Rico				20,736,738
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,227,348
South Carolina — 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	690,424	(c)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	812,141
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,249,770
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,698,035
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,041,700
South Carolina Transportation Infrastructure Bank Revenue, AMBAC	5.000%	10/1/23	960,000	963,648	(b)
Total South Carolina				22,455,718
Tennessee — 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,411,788
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,243,840
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	2,580,000	2,594,293
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,379,734
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,629,100
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,327,586
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	22,932,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,791,010
Total Tennessee				72,309,951
Texas — 9.8%
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,703,780	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,299,085	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	3,963,850	(a)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,145,380
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,013,800	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.070%	6/1/24	$5,685,000	$5,647,195	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	35,000,860
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,510,100	(c)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,010,820
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,652,800
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,101,820
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,851,880
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,954,400
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,386,460
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,330,570
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,390,240	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,994,093
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	19,368,410
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,138,180	(b)
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,189,440
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,905,600
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,009,160
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	69,291,318
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,541,680
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,862,700
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,224,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,769,900

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	$15,000,000	$17,831,550
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,121,560
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,107,150
Total Texas				450,318,081
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,291,690
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.304%	12/3/35	6,100,000	6,193,818	(a)(e)
Virginia — 0.6%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,778,050	(b)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,515,103
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,891,867
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,225,780	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,438,400	(e)
Total Virginia				25,849,200
Washington — 1.5%
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	10,285,510	(b)
Multicare Health System, LOC-Barclays Bank PLC	0.020%	8/15/41	25,000,000	25,000,000	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	26,987,711	(b)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,032,360	(g)
Heron’s Key	7.000%	7/1/50	2,150,000	2,154,236	(g)
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, FGIC, TCRS	7.125%	7/1/16	250,000	264,180
Total Washington				66,723,997
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,503,807

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
United Health Systems	5.500%	6/1/39	$4,000,000	$4,448,960
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,546,950
Total West Virginia				14,499,717
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,956,822	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,258,560
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,830,848
Children’s Hospital	5.375%	8/15/37	2,800,000	3,115,756
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,049,721
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,154,150	(b)
Total Wisconsin				37,365,857
Wyoming — 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,669,030
Total Investments before Short-Term Investments (Cost — $3,856,432,249)				4,264,705,608
Short-Term Investments — 6.7%
California — 0.2%
Los Angeles, CA, MFH Revenue, Fountain Park Phase II, LIQ-FNMA	0.020%	3/15/34	1,500,000	1,500,000	(e)(k)(l)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	9,300,000	9,300,000	(k)(l)
Total California				10,800,000
Colorado — 0.4%
Colorado State Housing & Finance Authority Revenue, Single-Family Mortgage, SPA-Barclays Bank PLC	0.060%	5/1/22	19,200,000	19,200,000	(e)(k)(l)
Florida — 0.2%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	6,100,000	6,100,000	(k)(l)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.010%	10/1/33	4,200,000	4,200,000	(k)(l)
Total Florida				10,300,000
Georgia — 0.0%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.020%	10/1/33	300,000	300,000	(k)(l)
Illinois — 0.1%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.170%	7/1/18	2,000,000	2,000,000	(e)(k)(l)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.2%
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.020%	11/1/39	$6,700,000	$6,700,000	(k)(l)
Kentucky — 0.1%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.060%	5/1/34	5,500,000	5,500,000	(k)(l)
Massachusetts — 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	3,900,000	3,900,000	(k)(l)
Minnesota — 0.0%
Minnesota Housing Finance Agency Revenue, Residential Housing, SPA-Royal Bank of Canada	0.030%	1/1/46	400,000	400,000	(e)(k)(l)
New Hampshire — 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	10,300,000	10,300,000	(e)(k)(l)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	700,000	700,000	(k)(l)
Southern Ocean County Hospital, LOC- Wells Fargo Bank N.A.	0.010%	7/1/36	400,000	400,000	(k)(l)
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.140%	11/1/33	3,000,000	3,000,000	(k)(l)
Total New Jersey				4,100,000
New York — 3.7%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	1,500,000	1,500,000	(k)(l)
Long Island, NY, Power Authority Revenue, LOC-Barclays Bank PLC	0.020%	5/1/33	2,500,000	2,500,000	(k)(l)
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitusi Banking, Sales Tax Secured	0.010%	11/15/21	5,300,000	5,300,000	(k)(l)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	16,180,000	16,180,000	(k)(l)
Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	17,330,000	17,330,000	(k)(l)
New York City, NY, HDC Revenue:
Royal Properties, LIQ-FNMA	0.150%	4/15/35	14,600,000	14,600,000	(k)(l)
Royal Properties, LIQ-FNMA	0.150%	4/15/35	200,000	200,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.130%	6/15/32	33,550,000	33,550,000	(k)(l)
SPA-Dexia Credit Local	0.200%	6/15/32	35,635,000	35,635,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	$17,700,000	$17,700,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.140%	8/1/31	400,000	400,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	16,075,000	16,075,000	(k)(l)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-Barclays Bank PLC	0.020%	7/1/27	5,000,000	5,000,000	(k)(l)
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA	0.010%	5/15/33	2,000,000	2,000,000	(e)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-TD Bank N.A.	0.010%	11/1/35	2,200,000	2,200,000	(k)(l)
Total New York				170,170,000
North Carolina — 0.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.020%	11/1/34	7,500,000	7,500,000	(k)(l)
Novant Health Group, SPA-JPMorgan Chase	0.100%	11/1/34	12,700,000	12,700,000	(k)(l)
Total North Carolina				20,200,000
Pennsylvania — 0.3%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.070%	10/1/31	6,630,000	6,630,000	(k)(l)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, PNC Bank N.A.	0.450%	11/1/39	6,700,000	6,700,000	(k)(l)
Total Pennsylvania				13,330,000
Texas — 0.1%
Texas State, GO:
Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	5,100,000	5,100,000	(e)(k)(l)
Veterans Housing Fund II, SPA-Landesbank Hessen-Thuringen	0.030%	6/1/33	1,300,000	1,300,000	(e)(k)(l)
Total Texas				6,400,000
Utah — 0.3%
Utah Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.110%	1/1/34	2,800,000	2,800,000	(e)(k)(l)
Utah Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.110%	7/1/34	4,440,000	4,440,000	(e)(k)(l)
Utah Housing Corp. Single Family Mortgage Revenue, SPA-Westdeutsche Landesbank	0.110%	1/1/34	1,000,000	1,000,000	(e)(k)(l)
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.110%	1/1/33	4,085,000	4,085,000	(e)(k)(l)
Total Utah				12,325,000

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.3%
Vermont State Housing Finance Agency Revenue:
Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	5/1/37	$3,200,000	$3,200,000	(e)(k)(l)
Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	7,700,000	7,700,000	(e)(k)(l)
Vermont State Housing Finance Agency, Single-Family Revenue:
AGM, LIQ-TD Bank N.A.	0.050%	5/1/33	1,230,000	1,230,000	(e)(k)(l)
AGM, LIQ-TD Bank N.A.	0.070%	11/1/33	515,000	515,000	(e)(k)(l)
Total Vermont				12,645,000
Virginia — 0.0%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue, LOC-Wells Fargo Bank N.A.	0.020%	6/1/35	885,000	885,000	(k)(l)
Total Short-Term Investments (Cost — $309,455,000)				309,455,000
Total Investments — 99.8% (Cost — $4,165,887,249#)				4,574,160,608
Other Assets in Excess of Liabilities — 0.2%				8,748,369
Total Net Assets — 100.0%				$4,582,908,977

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of August 31, 2015.

(i)	Illiquid security.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Managed Municipals Fund

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Western Asset Managed Municipals Fund

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	3.0%
AA/Aa	31.6
A	41.4
BBB/Baa	11.0
BB/Ba	3.4
B/B	0.1
CCC/Caa	0.5
A-1/VMIG 1	6.8
NR***	2.2
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

August 31, 2015

Assets:
Investments, at value (Cost — $4,165,887,249)	$4,574,160,608
Cash	12,745
Interest receivable	52,699,935
Receivable for securities sold	8,929,696
Receivable for Fund shares sold	4,533,586
Receivable from broker — variation margin on open futures contracts	170,406
Prepaid expenses	171,179
Total Assets	4,640,678,155

Liabilities:
Payable for securities purchased	41,907,550
Payable for Fund shares repurchased	9,970,366
Distributions payable	2,127,987
Investment management fee payable	1,744,338
Service and/or distribution fees payable	811,179
Trustees’ fees payable	13,300
Accrued expenses	1,194,458
Total Liabilities	57,769,178
Total Net Assets	$4,582,908,977

Net Assets:
Par value (Note 7)	$2,765
Paid-in capital in excess of par value	4,313,782,167
Undistributed net investment income	2,901,107
Accumulated net realized loss on investments and futures contracts	(143,174,527)
Net unrealized appreciation on investments and futures contracts	409,397,465
Total Net Assets	$4,582,908,977

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Net Assets:
Class 1	$23,147,282
Class A	$2,860,723,923
Class B	$28,554,567
Class C	$727,208,064
Class I	$943,275,141

Shares Outstanding:
Class 1	1,401,718
Class A	172,679,682
Class B	1,723,593
Class C	43,867,473
Class I	56,848,059

Net Asset Value:
Class 1 (and redemption price)	$16.51
Class A (and redemption price)	$16.57
Class B*	$16.57
Class C*	$16.58
Class I (and redemption price)	$16.59
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.31

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended August 31, 2015

Investment Income:
Interest	$102,405,936

Expenses:
Investment management fee (Note 2)	10,257,128
Service and/or distribution fees (Notes 2 and 5)	4,810,025
Transfer agent fees (Note 5)	1,354,543
Fund accounting fees	158,393
Legal fees	109,026
Registration fees	69,585
Audit and tax fees	40,044
Trustees’ fees	34,167
Insurance	33,488
Shareholder reports	28,610
Custody fees	10,603
Miscellaneous expenses	10,400
Total Expenses	16,916,012
Net Investment Income	85,489,924

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(4,600,550)
Futures contracts	3,325,993
Net Realized Loss	(1,274,557)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(102,353,655)
Futures contracts	1,302,606
Change in Net Unrealized Appreciation (Depreciation)	(101,051,049)
Net Loss on Investments and Futures Contracts	(102,325,606)
Decrease in Net Assets from Operations	$(16,835,682)

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2015 (unaudited) and the Year Ended February 28, 2015	August 31	February 28

Operations:
Net investment income	$85,489,924	$170,049,637
Net realized loss	(1,274,557)	(91,742,780)
Change in net unrealized appreciation (depreciation)	(101,051,049)	265,114,905
Increase (Decrease) in Net Assets from Operations	(16,835,682)	343,421,762

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(85,592,144)	(168,418,869)
Decrease in Net Assets from Distributions to Shareholders	(85,592,144)	(168,418,869)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	499,523,372	689,788,313
Reinvestment of distributions	73,141,530	146,583,122
Cost of shares repurchased	(414,516,308)	(774,514,653)
Increase in Net Assets from Fund Share Transactions	158,148,594	61,856,782
Increase in Net Assets	55,720,768	236,859,675

Net Assets:
Beginning of period	4,527,188,209	4,290,328,534
End of period*	$4,582,908,977	$4,527,188,209
*Includesundistributed net investment income of:	$2,901,107	$3,003,327

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	33

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$16.89	$16.22	$17.26	$16.74	$14.94	$15.87

Income (loss) from operations:
Net investment income	0.33	0.68	0.67	0.68	0.74	0.75
Net realized and unrealized gain (loss)	(0.38)	0.66	(1.04)	0.52	1.80	(0.93)
Total income (loss) from operations	(0.05)	1.34	(0.37)	1.20	2.54	(0.18)

Less distributions from:
Net investment income	(0.33)	(0.67)	(0.67)	(0.68)	(0.74)	(0.75)
Net realized gains	—	—	—	—	—	(0.00) [4]
Total distributions	(0.33)	(0.67)	(0.67)	(0.68)	(0.74)	(0.75)

Net asset value, end of period	$16.51	$16.89	$16.22	$17.26	$16.74	$14.94
Total return[5]	(0.32)%	8.38%	(2.07)%	7.28%	17.42%	(1.20)%

Net assets, end of period (millions)	$23	$25	$25	$30	$30	$29

Ratios to average net assets:
Gross expenses	0.60%[6]	0.58%	0.63%	0.60%	0.62%	0.62%
Net expenses[7]	0.60 [6]	0.58	0.63	0.52 [8]	0.50 [8]	0.49 [8]
Net investment income	3.89 [6]	4.05	4.14	4.00	4.73	4.81

Portfolio turnover rate	2%	7%	22%	10%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective January 1, 2013, the total annual operating expenses for Class 1 shares did not exceed the total annual operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to January 1, 2013, the total annual operating expenses for Class 1 shares did not exceed the total annual operating expenses for Class A shares less the 12b-1 differential of 0.15%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$16.95	$16.27	$17.31	$16.79	$14.99	$15.92

Income (loss) from operations:
Net investment income	0.32	0.66	0.67	0.66	0.72	0.73
Net realized and unrealized gain (loss)	(0.38)	0.68	(1.04)	0.52	1.80	(0.93)
Total income (loss) from operations	(0.06)	1.34	(0.37)	1.18	2.52	(0.20)

Less distributions from:
Net investment income	(0.32)	(0.66)	(0.67)	(0.66)	(0.72)	(0.73)
Net realized gains	—	—	—	—	—	(0.00) [4]
Total distributions	(0.32)	(0.66)	(0.67)	(0.66)	(0.72)	(0.73)

Net asset value, end of period	$16.57	$16.95	$16.27	$17.31	$16.79	$14.99
Total return[5]	(0.34)%	8.33%	(2.08)%	7.14%	17.21%	(1.32)%

Net assets, end of period (millions)	$2,861	$2,780	$2,787	$3,687	$3,527	$3,581

Ratios to average net assets:
Gross expenses	0.66%[6]	0.66%	0.66%	0.65%	0.65%	0.64%
Net expenses	0.66 [6]	0.66	0.66	0.65	0.65	0.64
Net investment income	3.82 [6]	3.96	4.10	3.87	4.59	4.66

Portfolio turnover rate	2%	7%	22%	10%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$16.95	$16.28	$17.31	$16.79	$15.02	$15.93

Income (loss) from operations:
Net investment income	0.27	0.57	0.57	0.56	0.63	0.64
Net realized and unrealized gain (loss)	(0.38)	0.66	(1.03)	0.52	1.79	(0.93)
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.07
Total income (loss) from operations	(0.11)	1.23	(0.46)	1.08	2.42	(0.22)

Less distributions from:
Net investment income	(0.27)	(0.56)	(0.57)	(0.56)	(0.65)	(0.69)
Net realized gains	—	—	—	—	—	(0.00) [4]
Total distributions	(0.27)	(0.56)	(0.57)	(0.56)	(0.65)	(0.69)

Net asset value, end of period	$16.57	$16.95	$16.28	$17.31	$16.79	$15.02
Total return[5]	(0.64)%	7.65%	(2.60)%	6.52%	16.50%	(1.46)%[6]

Net assets, end of period (millions)	$29	$33	$40	$54	$64	$76

Ratios to average net assets:
Gross expenses	1.26%[7]	1.24%	1.26%	1.23%	1.26%	1.23%
Net expenses	1.26 [7]	1.24	1.26	1.23	1.26	1.23
Net investment income	3.23 [7]	3.39	3.51	3.30	3.98	4.06

Portfolio turnover rate	2%	7%	22%	10%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.92)%. Class B received $453,456 related to this distribution.

[7]	Annualized.

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$16.96	$16.29	$17.32	$16.80	$15.00	$15.93

Income (loss) from operations:
Net investment income	0.27	0.57	0.58	0.57	0.63	0.64
Net realized and unrealized gain (loss)	(0.38)	0.66	(1.03)	0.51	1.80	(0.93)
Total income (loss) from operations	(0.11)	1.23	(0.45)	1.08	2.43	(0.29)

Less distributions from:
Net investment income	(0.27)	(0.56)	(0.58)	(0.56)	(0.63)	(0.64)
Net realized gains	—	—	—	—	—	(0.00) [4]
Total distributions	(0.27)	(0.56)	(0.58)	(0.56)	(0.63)	(0.64)

Net asset value, end of period	$16.58	$16.96	$16.29	$17.32	$16.80	$15.00
Total return[5]	(0.63)%	7.65%	(2.56)%	6.54%	16.55%	(1.88)%

Net assets, end of period (millions)	$727	$749	$748	$1,050	$966	$908

Ratios to average net assets:
Gross expenses	1.23%[6]	1.24%	1.23%	1.21%	1.21%	1.20%
Net expenses	1.23 [6]	1.24	1.23	1.21	1.21	1.20
Net investment income	3.25 [6]	3.39	3.54	3.31	4.02	4.10

Portfolio turnover rate	2%	7%	22%	10%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$16.97	$16.30	$17.34	$16.82	$15.01	$15.94

Income (loss) from operations:
Net investment income	0.33	0.68	0.69	0.68	0.74	0.76
Net realized and unrealized gain (loss)	(0.38)	0.66	(1.05)	0.52	1.81	(0.94)
Total income (loss) from operations	(0.05)	1.34	(0.36)	1.20	2.55	(0.18)

Less distributions from:
Net investment income	(0.33)	(0.67)	(0.68)	(0.68)	(0.74)	(0.75)
Net realized gains	—	—	—	—	—	(0.00) [4]
Total distributions	(0.33)	(0.67)	(0.68)	(0.68)	(0.74)	(0.75)

Net asset value, end of period	$16.59	$16.97	$16.30	$17.34	$16.82	$15.01
Total return[5]	(0.29)%	8.36%	(1.98)%	7.28%	17.42%	(1.19)%

Net assets, end of period (millions)	$943	$940	$690	$992	$767	$624

Ratios to average net assets:
Gross expenses	0.57%[6]	0.57%	0.61%	0.51%	0.51%	0.49%
Net expenses[7]	0.57 [6]	0.57	0.57 [8]	0.51 [8]	0.51	0.49
Net investment income	3.92 [6]	4.05	4.19	4.00	4.70	4.81

Portfolio turnover rate	2%	7%	22%	10%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

40	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,264,705,608	—	$4,264,705,608
Short-term investments†	—	309,455,000	—	309,455,000
Total investments	—	$4,574,160,608	—	$4,574,160,608
Other financial instruments:
Futures contracts	$1,124,106	—	—	$1,124,106
Total	$1,124,106	$4,574,160,608	—	$4,575,284,714

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassifications. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

42	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I did not exceed 0.60%. The total annual operating expenses for Class 1 shares did not exceed the total annual operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2015, LMIS and its affiliates retained sales charges of $222,823 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$39,570	$3,803	$10,981

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2015, the Fund had accrued $2,044 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$174,431,686
Sales	103,084,640

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$461,188,441
Gross unrealized depreciation	(52,915,082)
Net unrealized appreciation	$408,273,359

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	287	12/15	$45,501,481	$44,377,375	$1,124,106

44	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2015.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,124,106

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$3,325,993

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,302,606

During the six months ended August 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$72,331,795

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$170,406	—	$170,406

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.15%, 0.65% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$15,060
Class A	$2,111,902	614,761
Class B	100,429	20,957
Class C	2,597,694	231,157
Class I	—	472,608
Total	$4,810,025	$1,354,543

6. Distributions to shareholders by class

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Net Investment Income:
Class 1	$471,070	$1,013,033
Class A	53,901,216	108,977,463
Class B	500,332	1,222,089
Class C	12,093,674	24,962,254
Class I	18,625,852	32,244,030
Total	$85,592,144	$168,418,869

7. Shares of beneficial interest

At August 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2015		Year Ended February 28, 2015
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	28,278	$471,070	60,661	$1,013,165
Shares repurchased	(117,546)	(1,964,581)	(125,182)	(2,082,460)
Net decrease	(89,268)	$(1,493,511)	(64,521)	$(1,069,295)

46	Western Asset Managed Municipals Fund 2015 Semi-Annual Report

	Six Months Ended August 31, 2015		Year Ended February 28, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,858,687	$314,854,337	17,117,225	$286,845,765
Shares issued on reinvestment	2,912,720	48,678,603	6,017,045	100,809,275
Shares repurchased	(13,130,250)	(219,596,604)	(30,387,877)	(507,490,774)
Net increase (decrease)	8,641,157	$143,936,336	(7,253,607)	$(119,835,734)

Class B
Shares sold	4,085	$68,325	17,249	$289,771
Shares issued on reinvestment	27,481	459,405	66,994	1,121,882
Shares repurchased	(261,772)	(4,383,661)	(567,487)	(9,483,591)
Net decrease	(230,206)	$(3,855,931)	(483,244)	$(8,071,938)

Class C
Shares sold	2,076,841	$34,820,111	3,924,676	$65,834,795
Shares issued on reinvestment	575,511	9,625,041	1,174,638	19,692,831
Shares repurchased	(2,935,152)	(49,117,158)	(6,865,142)	(114,664,070)
Net decrease	(282,800)	$(4,672,006)	(1,765,828)	$(29,136,444)

Class I
Shares sold	8,925,560	$149,780,599	20,074,895	$336,817,982
Shares issued on reinvestment	831,078	13,907,411	1,425,447	23,945,969
Shares repurchased	(8,323,618)	(139,454,304)	(8,409,757)	(140,793,758)
Net increase	1,433,020	$24,233,706	13,090,585	$219,970,193

8. Capital loss carryforward

As of February 28, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
2/28/2018	$(26,456,127)
2/28/2019	(57,562,287)
$(84,018,414)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $59,443,225, which have no expiration date, must be used first to offset any such gains.

Western Asset Managed Municipals Fund 2015 Semi-Annual Report	47

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/15 SR15-2585

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 22, 2015